Condensed Financial Statements of Parent Company (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Other assets	$ 32,771	$ 36,051
Total assets	2,997,572	2,781,118
Long-term debt	0	15,800
Other liabilities	17,902	17,764
Total liabilities	2,732,049	2,550,935
Total stockholders' equity	265,523	230,183	235,387	220,020
Total liabilities and stockholders' equity	2,997,572	2,781,118
Metro Bancorp, Inc.
Condensed Financial Statements, Captions [Line Items]
Cash	18,976	10,308
Other assets	61	40
Total assets	266,522	246,477
Long-term debt	0	15,800
Other liabilities	999	494
Total liabilities	999	16,294
Total stockholders' equity	265,523	230,183
Total liabilities and stockholders' equity	266,522	246,477
Metro Bancorp, Inc. | Banking Subsidiary [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries	247,485	235,329
Metro Bancorp, Inc. | Non-banking Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries	$ 0	$ 800